Tangible assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tangible assets
Balance at	R$ 6,612,563	R$ 6,533,471	R$ 6,670,021
Cost
Tangible assets
Balance at	16,640,177	14,771,430	13,940,848	R$ 13,242,856
Additions	1,394,299	1,106,406	873,140
Additions resulting mergers			5,982
Write-off	(380,604)	(263,191)	(185,627)
Transfers	714,894	(12,633)	4,195
Additions by Company Acquisition	1,831
Change in scope of consolidation	138,327		302
Accumulated depreciation
Tangible assets
Balance at	(9,986,814)	(8,252,994)	(7,275,543)	(6,227,157)
Additions	(1,216,704)	(1,190,967)	(1,154,588)
Additions resulting mergers			(2,828)
Write-off	258,595	213,803	148,429
Transfers	(760,351)	(287)	(39,297)
Additions by Company Acquisition	(1,174)
Change in scope of consolidation	(14,186)		(102)
Losses from non-recovery (impairment)
Tangible assets
Balance at	(40,800)	15,035	4,716	(9,785)
Impacts on results	(60,163)	10,831	(9,087)
Write-off			23,588
Transfers	4,328	(512)
Land and buildings
Tangible assets
Balance at	2,027,923	2,040,403	2,127,540
Land and buildings | Cost
Tangible assets
Balance at	2,779,038	2,649,312	2,711,193	2,724,859
Additions	2,534	0	3,024
Additions resulting mergers			0
Write-off	(18,230)	(52,102)	(29,174)
Transfers	45,663	(9,779)	12,484
Additions by Company Acquisition	0
Change in scope of consolidation	99,759		0
Land and buildings | Accumulated depreciation
Tangible assets
Balance at	(760,844)	(629,250)	(594,210)	(531,546)
Additions	(82,714)	(81,910)	(82,963)
Additions resulting mergers			0
Write-off	8,816	37,136	13,999
Transfers	(52,094)	9,734	6,300
Additions by Company Acquisition	0
Change in scope of consolidation	(5,602)		0
Land and buildings | Losses from non-recovery (impairment)
Tangible assets
Balance at	9,729	20,341	10,557	(9,785)
Impacts on results	(10,607)	9,784	(3,246)
Write-off			23,588
Transfers	(5)	0
IT equipment and fixtures
Tangible assets
Balance at	913,613	996,519	857,916
IT equipment and fixtures | Cost
Tangible assets
Balance at	4,628,325	4,288,216	3,367,015	3,150,747
Additions	449,489	382,571	154,852
Additions resulting mergers			2,021
Write-off	(162,497)	(180,036)	(15,011)
Transfers	32,232	718,666	74,361
Additions by Company Acquisition	1,368
Change in scope of consolidation	19,517		45
IT equipment and fixtures | Accumulated depreciation
Tangible assets
Balance at	(3,714,712)	(3,291,697)	(2,509,099)	(2,092,880)
Additions	(484,629)	(499,542)	(387,855)
Additions resulting mergers			(1,594)
Write-off	140,332	154,471	13,092
Transfers	(76,292)	(437,527)	(39,836)
Additions by Company Acquisition	(978)
Change in scope of consolidation	(1,448)		(26)
IT equipment and fixtures | Losses from non-recovery (impairment)
Tangible assets
Balance at	0	0	0	0
Impacts on results	0	0	0
Write-off			0
Transfers	0	0
Furniture and vehicles
Tangible assets
Balance at	3,669,344	3,492,790	3,680,806
Furniture and vehicles | Cost
Tangible assets
Balance at	9,231,131	7,830,143	7,858,881	7,363,491
Additions	941,895	723,835	715,264
Additions resulting mergers			3,961
Write-off	(199,877)	(31,053)	(141,442)
Transfers	640,758	(721,520)	(82,650)
Additions by Company Acquisition	463
Change in scope of consolidation	17,749		257
Furniture and vehicles | Accumulated depreciation
Tangible assets
Balance at	(5,511,258)	(4,332,047)	(4,172,234)	(3,602,731)
Additions	(649,361)	(609,515)	(683,770)
Additions resulting mergers			(1,234)
Write-off	109,447	22,196	121,338
Transfers	(631,965)	427,506	(5,761)
Additions by Company Acquisition	(196)
Change in scope of consolidation	(7,136)		(76)
Furniture and vehicles | Losses from non-recovery (impairment)
Tangible assets
Balance at	(50,529)	(5,306)	(5,841)	0
Impacts on results	(49,556)	1,047	(5,841)
Write-off			0
Transfers	4,333	(512)
Others
Tangible assets
Balance at	1,683	3,759	3,759
Others | Cost
Tangible assets
Balance at	1,683	3,759	3,759	3,759
Additions	381	0	0
Additions resulting mergers			0
Write-off	0	0	0
Transfers	(3,759)	0	0
Additions by Company Acquisition	0
Change in scope of consolidation	1,302		0
Others | Accumulated depreciation
Tangible assets
Balance at	0	0	0	0
Additions	0	0	0
Additions resulting mergers			0
Write-off	0	0	0
Transfers	0	0	0
Additions by Company Acquisition	0
Change in scope of consolidation	0		0
Others | Losses from non-recovery (impairment)
Tangible assets
Balance at	0	0	0	R$ 0
Impacts on results	0	0	0
Write-off			R$ 0
Transfers	R$ 0	R$ 0